Schedule of Conversion of simple agreements for future equity (Details) - USD ($)	Feb. 12, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Carrying amount	$ 2,304,667	$ 2,304,667
Fair value of shares issued	3,292,639
Loss on extinguishment	987,972
Braiin LLC round [member]
IfrsStatementLineItems [Line Items]
Carrying amount	1,250,000
Fair value of shares issued	1,785,811
Loss on extinguishment	535,811
Raptor 300 Inc round [member]
IfrsStatementLineItems [Line Items]
Carrying amount	1,054,667
Fair value of shares issued	1,506,828
Loss on extinguishment	$ 452,161